7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 197,904	$ 180,535
Undiscounted future liability	225,229
Accretion expense	$ 12,669	$ 13,951	$ 9,381